SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of weighted-average assumptions for general options granted

The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2014	2013	2012

Volatility	64%	67%	75%
Risk-free interest rate	1.77%	1.03%	0.66%
Dividend yield	0%	0%	0%
Expected life (years)	5.7	4.5	4.3

Schedule of Stock-Based Compensation Expenses

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2014	2013	2012

Cost of revenue	$399	$320	$59
Research and development expenses, net	1,862	1,724	1,239
Marketing and business development expenses	162	151	192
General and administrative expenses	1,210	1,348	979

	$3,633	$3,543	$2,469

Employees and Directors [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity

Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2014, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	5,628,653	3.76	7.07	29,232
Options granted	1,172,350	8.76		63
Options exercised	(336,289)	3.46		2,119
Options expired	(756)	3.43		4
Options forfeited	(199,588)	6.09		545

Options outstanding at end of year	6,264,370	4.64	6.74	23,627

Options vested and expected to vest at end of year	6,091,709	4.59	6.68	23,227

Exercisable at end of year	3,243,863	3.19	5.00	16,668

Non Employees [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
	Year ended December 31, 2014
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	416,500	5.23	3.60
Options granted	113,000	8.47
Options exercised	(53,000)	4.90
Options expired	(8,334)	5.45
Options forfeited	(1,666)	5.45

Options outstanding at end of year	466,500	5.71	3.75

Options vested and expected to vest at end of year	466,500	5.71	3.75

Exercisable at end of year	392,680	6.04	3.53